Derivatives and hedge accounting - Cash flow hedging - impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
– Discontinued hedges
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
– Discontinued hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		330
Amount reclassified from CFH reserve to profit or loss		(263)
– Discontinued hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period		4
Amount reclassified from CFH reserve to profit or loss		(5)
Derivatives | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(1,778)	3,986
Carrying amount cash flow hedge reserve at the end of the reporting period	(3,157)	(4,227)
Amount reclassified from CFH reserve to profit or loss	(325)	(313)
Change in value of hedging instrument recognised in OCI for the period	1,922	(3,982)
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	48	20
Derivatives | Cash flow hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(1,760)	4,037
Carrying amount cash flow hedge reserve at the end of the reporting period	(3,200)	(4,210)
Amount reclassified from CFH reserve to profit or loss	(57)	(50)
Change in value of hedging instrument recognised in OCI for the period	1,654	(4,279)
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	58	21
Derivatives | Cash flow hedges | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	2
Carrying amount cash flow hedge reserve at the end of the reporting period	(35)
Amount reclassified from CFH reserve to profit or loss	(223)
Change in value of hedging instrument recognised in OCI for the period	200
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	(12)
Derivatives | Cash flow hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(20)	(51)
Carrying amount cash flow hedge reserve at the end of the reporting period	78	(18)
Amount reclassified from CFH reserve to profit or loss	(46)	(263)
Change in value of hedging instrument recognised in OCI for the period	68	296
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)	2	(1)
Derivatives | – Discontinued hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	194
Amount reclassified from CFH reserve to profit or loss	(150)
Derivatives | – Discontinued hedges | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	7
Amount reclassified from CFH reserve to profit or loss	(5)
Derivatives | – Discontinued hedges | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss	(1)
Lending | Floating rate | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(2,694)	4,817
Carrying amount cash flow hedge reserve at the end of the reporting period	(3,545)	(5,460)
Amount reclassified from CFH reserve to profit or loss	590	395
Lending | Floating rate | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	27
Carrying amount cash flow hedge reserve at the end of the reporting period	(42)
Amount reclassified from CFH reserve to profit or loss	(185)
Lending | Floating rate | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(20)	(47)
Carrying amount cash flow hedge reserve at the end of the reporting period	78	(16)
Amount reclassified from CFH reserve to profit or loss	(46)	(269)
Borrowings | Floating rate | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	933	(775)
Carrying amount cash flow hedge reserve at the end of the reporting period	151	923
Amount reclassified from CFH reserve to profit or loss	(497)	(181)
Borrowings | Floating rate | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	(25)
Carrying amount cash flow hedge reserve at the end of the reporting period	1
Amount reclassified from CFH reserve to profit or loss	(33)
Borrowings | Floating rate | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period		(7)
Carrying amount cash flow hedge reserve at the end of the reporting period		(4)
Amount reclassified from CFH reserve to profit or loss	1	14
Other | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period		(5)
Carrying amount cash flow hedge reserve at the end of the reporting period		(2)
Other | – Cross currency swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss
Other | – Cross currency interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period		4
Carrying amount cash flow hedge reserve at the end of the reporting period		(2)
Amount reclassified from CFH reserve to profit or loss		€ (3)
Other | Cash flow hedges | – Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount cash flow hedge reserve at the end of the reporting period
Amount reclassified from CFH reserve to profit or loss